JPMORGAN TRUST I

245 Park Avenue

New York, NY 10167

May 28, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the JPMorgan Strategic Income Opportunities Fund (the “Fund”)

File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

We hereby submit for filing via EDGAR, on behalf of the Trust pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (“1940 Act”), Post-Effective Amendment No. 73 (Amendment No. 74 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A. This filing is being made in order to add the Fund as a new series of the Trust.

The Fund’s investment objective is to provide high total return. The descriptions of most of the aspects of the Fund’s operations in the Registration Statement, in particular, the sections entitled “The Fund’s Management and Administration,” “How to Do Business with the Fund,” “Shareholder Information,” and “Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliate” are substantially similar as the disclosure in the Post-Effective Amendment No. 72 to the Trust’s Registration Statement which was filed on May 5, 2008.

If you have any questions or comments, please call the undersigned at (614) 248-5749.

Sincerely,

/s/ Jessica K. Ditullio

Jessica K. Ditullio

Assistant Secretary

Cc:	Division of Investment Management
James O’Connor